Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Forecasted Cash Flows for Exchange Rate Risk - Interest rate risk - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net flows
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	$ (90,134)	$ (480,689)
Net flows | Demand
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Net flows | Up to 1 month
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	(84,819)	(137,929)
Net flows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	(155,634)
Net flows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	(1,659)	(181,771)
Net flows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	(3,482)	(3,633)
Net flows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	(116)	(1,722)
Net flows | More than 5 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	(58)	0
Inflows
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | Demand
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | Up to 1 month
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | More than 5 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Outflows
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	(90,134)	(480,689)
Outflows | Demand
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Outflows | Up to 1 month
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	(84,819)	(137,929)
Outflows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	(155,634)
Outflows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	(1,659)	(181,771)
Outflows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	(3,482)	(3,633)
Outflows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	(116)	(1,722)
Outflows | More than 5 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	(58)	0
Net flows
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	90,134	480,689
Net flows | Demand
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Net flows | Up to 1 month
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	84,819	137,929
Net flows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	155,634
Net flows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	1,659	181,771
Net flows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	3,482	3,633
Net flows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	116	1,722
Net flows | More than 5 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	58	0
Inflows
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | Demand
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | Up to 1 month
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Inflows | More than 5 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Outflows
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	90,134	480,689
Outflows | Demand
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	0
Outflows | Up to 1 month
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	84,819	137,929
Outflows | Between 1 and 3 months
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	0	155,634
Outflows | Between 3 and 12 months
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	1,659	181,771
Outflows | Between 1 and 3 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	3,482	3,633
Outflows | Between 3 and 5 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	116	1,722
Outflows | More than 5 years
Schedule of Forecasted Cash Flows for Exchange Rate Risk [Line Items]
Net flows	$ 58	$ 0